Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2020 Fund
Bar Chart Table:
Annual Return 2018	(4.57%)
Annual Return 2019	18.28%
Annual Return 2020	13.84%
Annual Return 2021	9.07%
Annual Return 2022	(16.12%)
Annual Return 2023	13.27%